Exhibit 99.15

Loan ID	Customer Loan ID	Seller Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
xxxxxxxx	0001	xxxxxxxx	xx/xx/xxxx	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	No		Not Tested	No	No	No	No		No	No	No	No	No	15009.09	3.464	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A	Employed	Not Employed	No	No		N/A
xxxxxxxx	0002	xxxxxxxx	xx/xx/xxxx	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	No			No	No	No	No		No	No	No	No	No	3464.5	3.168	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A	Employed	Employed	No	No		N/A
xxxxxxxx	0003	xxxxxxxx	xx/xx/xxxx	QM: Average Prime Offer Rate (APOR)	QM: Average Prime Offer Rate (APOR)	No			No	No	No	No		No	No	No	No	No	16755	3.064	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A	Employed	Employed	No	No	No	N/A